SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2022		2021		2020
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.0530	1.0666	1.1827	1.1326	1.1422	1.2271
Pound Sterling	0.8528	0.8869	0.8596	0.8403	0.8897	0.8990
Swiss Franc	1.0047	0.9847	1.0811	1.0331	1.0705	1.0802
Japanese Yen	138.0274	140.6600	129.8767	130.3800	121.8458	126.4900
Chinese Yuan	7.0788	7.3582	7.6282	7.1947	7.8747	8.0225
Australian Dollar	1.5167	1.5693	1.5749	1.5615	1.6549	1.5896
Canadian Dollar	1.3695	1.4440	1.4826	1.4393	1.5300	1.5633
Singapore Dollar	1.4512	1.4300	1.5891	1.5279	1.5742	1.6218
Hong Kong Dollar	8.2451	8.3163	9.1932	8.8333	8.8587	9.5142

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%